Earnings Per Common Share Computation	12 Months Ended
Dec. 31, 2010
Earnings Per Common Share Computation [Abstract]
Earnings Per Common Share Computation
14.	EARNINGS PER COMMON SHARE COMPUTATION

Detail supporting the computation of basic and diluted earnings per common share was as follows for the years ended December 31, 2010, 2009 and 2008:

	2010	2009	2008
	(in thousands, except per share results)

Net income available for common stockholders	$1,099,390	$1,039,675	$647,154

Weighted-average outstanding shares of common stock used to compute basic earnings per common share	167,782	167,364	167,172
Dilutive effect of:
Employee stock options	676	677	1,173
Restricted stock awards	1,340	1,030	842

Shares used to compute diluted earnings per common share	169,798	169,071	169,187

Basic earnings per common share	$6.55	$6.21	$3.87

Diluted earnings per common share	$6.47	$6.15	$3.83

Restricted stock awards and stock options to purchase 3,819,511 shares in 2010, 5,675,241 shares in 2009, and 3,243,933 shares in 2008 were anti-dilutive and, therefore, were not included in the computations of diluted earnings per common share.